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Schedule of Investments
(unaudited)
Putnam International Small Cap Fund 2
Notes to Schedule of Investments 8

Putnam Investment Funds
Schedule of Investments (unaudited), May 31, 2026
Putnam International Small Cap Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 93.4%
Australia 2.0%
New Hope Corp. Ltd. .............. Oil, Gas & Consumable Fuels 1,639,991 $ 6,883,862
Belgium 1.2%
a
Liberty Global Ltd. , A .............. Diversified Telecommunication Services 325,400 4,070,754
Canada 4.8%
Cogeco Communications, Inc. ....... Diversified Telecommunication Services 168,800 8,230,324
a
International Petroleum Corp. ....... Oil, Gas & Consumable Fuels 326,155 8,284,644
16,514,968
Denmark 4.2%
Broedrene A&O Johansen A/S , B .... Trading Companies & Distributors 321,412 4,648,083
a,b
Demant A/S .................... Health Care Equipment & Supplies 115,559 4,493,386
Royal Unibrew A/S ............... Beverages 81,913 5,338,359
14,479,828
France 10.7%
Edenred SE .................... Financial Services 332,583 9,022,202
b
FDJ United ..................... Hotels, Restaurants & Leisure 260,955 6,910,213
Kaufman & Broad SA ............. Household Durables 140,782 4,151,240
Robertet SA .................... Chemicals 3,708 3,589,759
SPIE SA ....................... Commercial Services & Supplies 139,194 7,915,211
Thermador Groupe ............... Trading Companies & Distributors 65,094 5,314,795
36,903,420
Germany 6.2%
CTS Eventim AG & Co. KGaA ....... Entertainment 117,665 8,493,950
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 241,265 12,942,164
21,436,114
Greece 2.1%
National Bank of Greece SA ........ Banks 429,749 7,434,474
Ireland 2.0%
AIB Group plc ................... Banks 576,203 6,780,701
Italy 1.6%
Interpump Group SpA ............. Machinery 129,445 5,407,726
Japan 26.1%
Avant Group Corp. ............... IT Services 127,900 890,356
Azbil Corp. ..................... Electronic Equipment, Instruments &
Components 640,100 6,680,042
BML, Inc. ...................... Health Care Providers & Services 238,200 5,209,948
Ebara Corp. .................... Machinery 129,400 4,601,244
Fukui Computer Holdings, Inc. ...... Software 293,800 5,717,391
Hikari Tsushin, Inc. ............... Industrial Conglomerates 27,500 6,306,940
Japan Material Co. Ltd. ............ Semiconductors & Semiconductor Equipment 671,600 8,635,089
Katitas Co. Ltd. .................. Real Estate Management & Development 275,600 5,997,793
Mitani Corp. .................... Trading Companies & Distributors 58,200 906,629
MonotaRO Co. Ltd. ............... Trading Companies & Distributors 296,200 3,500,798
Nihon Dengi Co. Ltd. .............. Building Products 296,800 4,560,114
NOF Corp. ..................... Chemicals 420,700 7,363,355
Optex Group Co. Ltd. ............. Electronic Equipment, Instruments &
Components 195,100 5,213,308
PILLAR Corp. ................... Chemicals 84,800 5,008,477
Rakus Co. Ltd. .................. Software 632,900 4,013,145
Shofu, Inc. ..................... Health Care Equipment & Supplies 121,500 1,373,780

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Small Cap Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Software Service, Inc. ............. Health Care Technology 20,900 $ 1,364,341
Takeuchi Manufacturing Co. Ltd. ..... Machinery 88,800 3,795,335
Tokyo Steel Manufacturing Co. Ltd. ... Metals & Mining 544,900 6,007,876
WingArc1st, Inc. ................. Software 186,700 2,971,938
90,117,899
Mexico 1.9%
Bolsa Mexicana de Valores SAB de CV Capital Markets 3,079,600 6,524,411
Netherlands 4.4%
Aalberts NV .................... Machinery 203,206 9,270,877
a
Topicus.com, Inc. ................ Software 83,000 6,004,127
15,275,004
South Korea 2.4%
Global Standard Technology Co. Ltd. .. Semiconductors & Semiconductor Equipment 159,331 5,720,115
MAKUS, Inc. .................... Electronic Equipment, Instruments &
Components 172,863 2,559,389
8,279,504
Spain 2.1%
Fomento de Construcciones y Contratas
SA .......................... Commercial Services & Supplies 219,818 3,025,721
Indra Sistemas SA ............... IT Services 61,951 4,119,494
7,145,215
Switzerland 1.3%
Swissquote Group Holding SA ....... Capital Markets 92,930 4,688,732
United Kingdom 17.1%
Admiral Group plc ................ Insurance 139,247 6,161,482
Baltic Classifieds Group plc ......... Interactive Media & Services 1,647,720 3,980,858
Bellway plc ..................... Household Durables 160,553 4,149,199
a
Berkeley Group Holdings plc ........ Household Durables 182,053 8,390,052
Cranswick plc ................... Food Products 79,575 5,883,285
DCC plc ....................... Oil, Gas & Consumable Fuels 108,794 8,777,026
JET2 plc ....................... Passenger Airlines 114,330 1,816,738
OSB Group plc .................. Financial Services 677,917 4,700,199
Rightmove plc ................... Interactive Media & Services 1,122,847 6,314,802
Savills plc ...................... Real Estate Management & Development 361,957 4,055,563
UNITE Group plc (The) ............ Residential REITs 687,338 4,758,258
58,987,462
United States 3.3%
a
ICON plc ....................... Life Sciences Tools & Services 43,600 5,932,652
QIAGEN NV .................... Life Sciences Tools & Services 145,436 5,362,851
11,295,503
Total Common Stocks (Cost $ 263,951,298 ) .....................................
322,225,577
a
Management Investment Companies 1.8%
United States 1.8%
b
VanEck Junior Gold Miners ETF ..... Capital Markets 50,200 5,988,358
Total Management Investment Companies (Cost $ 7,012,296 ) .....................
5,988,358

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Preferred Stocks 1.2%
Germany 1.2%
c
Jungheinrich AG , 1 .17% ........... Machinery 146,456 $ 4,249,563
Total Preferred Stocks (Cost $ 3,411,173 ) .......................................
4,249,563
a a Industry
Principal
Amount
*
a Value
a a a a a
U.S. Government and Agency Securities 0.0%
†
United States 0.0%
†
d
U.S. Treasury Notes , 0.625%, 8/15/30 . 159,800 138,452
Total U.S. Government and Agency Securities (Cost $ 138,452 ) ....................
138,452
Total Long Term Investments (Cost $ 274,513,219 ) ...............................
332,601,950
Short Term Investments 7.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.3%
United States 0.3%
e,f
U.S. Treasury Bills , 3 .55% , 7/16/26 ... 1,200,000 1,194,585
Total U.S. Government and Agency Securities (Cost $ 1,194,657 ) ..................
1,194,585
Shares
Management Investment Companies 2.3%
United States 2.3%
g,h
Putnam Short Term Investment Fund ,
Class P , 3.801% ................ 7,899,447 7,899,447
Total Management Investment Companies (Cost $ 7,899,447 ) .....................
7,899,447
Investments from Cash Collateral Received for Loaned
Securities 4.4%
Money Market Funds 4.4%
g,h
Putnam Cash Collateral Pool, LLC ,
3.881% ...................... 15,025,565 15,025,565
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 15,025,565 ) ................................................................
15,025,565
a a a a a
Total Short Term Investments (Cost $ 24,119,669 ) ................................
24,119,597
a a a
Total Investments (Cost $ 298,632,888 ) 103.4% ..................................
$356,721,547
Other Assets, less Liabilities (3.4) % ...........................................
(11,803,736)
Net Assets 100.0% ...........................................................
$344,917,811
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2026.
c
Variable rate security. The rate shown represents the yield at period end.
d
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
e
The rate shown represents the yield at period end.

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Small Cap Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At May 31, 2026 , the Fund had the following forward exchange contracts outstanding.
f
A portion or all of the security has been segregated as collateral for certain derivative contracts. At May 31, 2026, the value of this security pledged amounted to $743,630, representing 0.2% of net assets.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 3,837,200 5,119,267 6/17/26 $ 51,114 $ (2,979)
British Pound ...... BOFA Sell 635,000 852,715 6/17/26 — (2,413)
British Pound ...... BZWS Buy 935,300 1,250,616 6/17/26 8,915 —
British Pound ...... BZWS Sell 2,535,200 3,355,933 6/17/26 — (58,118)
British Pound ...... CITI Sell 5,215,900 6,939,295 6/17/26 6,832 (91,579)
British Pound ...... GSCO Buy 1,128,400 1,493,697 6/17/26 25,874 —
British Pound ...... HSBK Buy 1,237,300 1,676,458 6/17/26 — (10,236)
British Pound ...... HSBK Sell 146,400 194,711 6/17/26 — (2,440)
British Pound ...... JPHQ Buy 1,206,800 1,608,581 6/17/26 16,568 —
British Pound ...... MSCO Sell 7,089,200 9,446,701 6/17/26 — (100,037)
British Pound ...... SSBT Sell 6,057,200 8,052,532 6/17/26 — (104,455)
British Pound ...... TDOM Sell 4,502,500 5,988,460 6/17/26 — (74,875)
British Pound ...... UBSW Buy 1,162,200 1,545,753 6/17/26 19,335 —
British Pound ...... WPAC Sell 1,642,300 2,174,023 6/17/26 — (37,596)
Danish Krone ...... BOFA Sell 6,858,400 1,056,032 6/17/26 — (15,177)
Danish Krone ...... BZWS Sell 831,500 128,041 6/17/26 — (1,830)
Danish Krone ...... CITI Buy 8,006,300 1,248,348 6/17/26 2,151 —
Danish Krone ...... CITI Sell 10,831,500 1,667,950 6/17/26 — (23,814)
Danish Krone ...... GSCO Sell 5,618,000 887,645 6/17/26 10,174 —
Danish Krone ...... HSBK Buy 11,353,200 1,786,193 6/17/26 — (12,944)
Danish Krone ...... HSBK Sell 11,694,900 1,806,930 6/17/26 — (19,689)
Danish Krone ...... JPHQ Sell 9,367,900 1,451,246 6/17/26 — (11,920)
Danish Krone ...... MSCO Sell 8,590,400 1,330,177 6/17/26 — (11,552)
Danish Krone ...... SSBT Sell 1,867,400 288,530 6/17/26 — (3,137)
Danish Krone ...... UBSW Sell 5,689,900 879,268 6/17/26 — (9,434)
Danish Krone ...... WPAC Sell 6,654,200 1,024,590 6/17/26 — (14,725)
Euro ............. BOFA Buy 1,582,500 1,840,254 6/17/26 6,805 —
Euro ............. BOFA Sell 6,763,700 7,786,363 6/17/26 — (108,075)
Euro ............. BZWS Sell 2,217,900 2,549,387 6/17/26 — (39,295)
Euro ............. CITI Sell 3,169,600 3,715,959 6/17/26 32,363 (15,890)
Euro ............. GSCO Buy 4,677,700 5,412,358 6/17/26 53,649 (6,301)
Euro ............. GSCO Sell 3,105,400 3,607,425 6/17/26 5,233 (22,360)
Euro ............. HSBK Buy 1,471,500 1,712,802 6/17/26 4,699 —
Euro ............. HSBK Sell 11,129,400 12,892,104 6/17/26 21,477 (119,358)
Euro ............. JPHQ Buy 742,600 877,632 6/17/26 — (10,887)
Euro ............. JPHQ Sell 188,400 217,899 6/17/26 — (1,997)
Euro ............. MSCO Buy 8,380,300 9,696,076 6/17/26 85,219 —
Euro ............. MSCO Sell 1,514,700 1,762,738 6/17/26 — (5,186)
Euro ............. SSBT Buy 3,300,900 3,877,785 6/17/26 — (25,049)
Euro ............. SSBT Sell 2,665,600 3,074,790 6/17/26 — (36,439)
Euro ............. TDOM Buy 556,000 647,091 6/17/26 1,859 —
Euro ............. TDOM Sell 2,352,700 2,713,851 6/17/26 — (32,167)
Euro ............. UBSW Sell 7,003,200 8,077,666 6/17/26 — (96,310)
Euro ............. WPAC Buy 873,600 1,017,868 6/17/26 1,778 —
Euro ............. WPAC Sell 2,536,600 2,915,700 6/17/26 — (44,962)
Norwegian Krone ... BOFA Buy 9,333,200 957,479 6/17/26 51,660 —
Norwegian Krone ... HSBK Buy 703,700 72,600 6/17/26 3,486 —

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Norwegian Krone ... JPHQ Buy 7,612,200 786,895 6/17/26 $ 36,163 $ —
Norwegian Krone ... MSCO Buy 5,596,400 578,484 6/17/26 26,619 —
Norwegian Krone ... UBSW Buy 9,849,000 1,016,399 6/17/26 48,510 —
Swedish Krona ..... BOFA Sell 9,434,600 1,006,438 6/17/26 — (16,183)
Swedish Krona ..... BZWS Buy 11,716,300 1,249,845 6/17/26 20,090 —
Swedish Krona ..... HSBK Buy 26,153,200 2,791,007 6/17/26 43,750 —
Swedish Krona ..... HSBK Sell 7,167,900 752,921 6/17/26 — (24,011)
Swedish Krona ..... JPHQ Buy 26,413,500 2,843,473 6/17/26 19,499 —
Swedish Krona ..... MSCO Buy 14,381,000 1,546,560 6/17/26 12,203 —
Swedish Krona ..... SSBT Buy 18,020,200 1,935,325 6/17/26 17,893 —
Swedish Krona ..... TDOM Sell 989,800 106,307 6/17/26 — (978)
Swedish Krona ..... UBSW Buy 15,386,500 1,652,728 6/17/26 15,022 —
Swedish Krona ..... WPAC Buy 6,376,200 680,175 6/17/26 10,944 —
Swiss Franc ....... BOFA Buy 2,595,400 3,318,885 6/17/26 11,558 —
Swiss Franc ....... BZWS Buy 814,500 1,041,673 6/17/26 3,501 —
Swiss Franc ....... CITI Buy 1,686,800 2,166,221 6/17/26 3,585 (5,287)
Swiss Franc ....... GSCO Sell 54,700 69,956 6/17/26 — (236)
Swiss Franc ....... HSBK Buy 3,066,800 3,926,715 6/17/26 8,633 —
Swiss Franc ....... JPHQ Buy 4,240,200 5,441,119 6/17/26 — (51)
Swiss Franc ....... JPHQ Sell 871,200 1,096,479 6/17/26 — (21,453)
Swiss Franc ....... MSCO Sell 1,707,300 2,189,672 6/17/26 — (1,153)
Swiss Franc ....... UBSW Buy 3,502,300 4,484,304 6/17/26 9,882 —
Swiss Franc ....... WPAC Buy 864,600 1,105,655 6/17/26 3,809 —
Swiss Franc ....... WPAC Sell 724,700 928,914 6/17/26 — (1,028)
Australian Dollar .... BOFA Buy 16,229,200 11,441,099 7/15/26 213,410 —
Australian Dollar .... CITI Buy 1,667,300 1,205,775 7/15/26 — (8,454)
Australian Dollar .... CITI Sell 917,100 646,570 7/15/26 — (12,018)
Australian Dollar .... GSCO Sell 4,588,400 3,234,363 7/15/26 — (60,657)
Australian Dollar .... HSBK Sell 1,378,100 971,555 7/15/26 — (18,086)
Australian Dollar .... JPHQ Buy 3,531,000 2,489,306 7/15/26 46,375 —
Australian Dollar .... MSCO Buy 4,700,300 3,313,021 7/15/26 62,358 —
Australian Dollar .... SSBT Buy 4,148,800 2,924,846 7/15/26 54,489 —
Australian Dollar .... UBSW Sell 3,628,500 2,557,770 7/15/26 — (47,928)
Australian Dollar .... WPAC Buy 1,742,600 1,228,101 7/15/26 23,295 —
Australian Dollar .... WPAC Sell 3,259,100 2,325,658 7/15/26 5,841 (20,607)
Canadian Dollar .... BOFA Buy 5,173,000 3,757,782 7/15/26 1,638 —
Canadian Dollar .... BZWS Sell 1,744,900 1,267,466 7/15/26 — (621)
Canadian Dollar .... CITI Buy 2,793,600 2,030,123 7/15/26 94 —
Canadian Dollar .... CITI Sell 4,943,600 3,602,796 7/15/26 11,589 (1,499)
Canadian Dollar .... GSCO Sell 3,040,200 2,208,364 7/15/26 — (1,067)
Canadian Dollar .... HSBK Buy 7,554,900 5,488,170 7/15/26 2,268 —
Canadian Dollar .... JPHQ Buy 2,020,200 1,467,479 7/15/26 678 —
Canadian Dollar .... MSCO Buy 3,857,400 2,818,766 7/15/26 4,094 (19,537)
Canadian Dollar .... MSCO Sell 39,400 28,619 7/15/26 — (14)
Canadian Dollar .... SSBT Buy 3,879,600 2,818,129 7/15/26 1,327 —
Canadian Dollar .... TDOM Buy 4,605,100 3,344,486 7/15/26 2,219 —
Canadian Dollar .... UBSW Buy 4,246,300 3,084,447 7/15/26 1,504 —
Canadian Dollar .... UBSW Sell 1,691,000 1,232,505 7/15/26 3,590 —
Canadian Dollar .... WPAC Sell 1,214,100 881,926 7/15/26 — (407)
Israeli New Shekel .. BOFA Buy 1,674,100 546,763 7/15/26 47,154 —
Israeli New Shekel .. GSCO Buy 2,587,500 845,215 7/15/26 72,746 —
Israeli New Shekel .. SSBT Buy 9,697,900 3,169,344 7/15/26 271,159 —
Israeli New Shekel .. UBSW Buy 1,816,000 593,279 7/15/26 50,980 —
Mexican Peso ...... BOFA Sell 400,400 22,819 7/15/26 — (191)
Mexican Peso ...... BZWS Sell 7,291,500 415,500 7/15/26 — (3,519)
Mexican Peso ...... CITI Sell 15,827,300 902,000 7/15/26 — (7,546)
Mexican Peso ...... GSCO Sell 23,259,100 1,325,418 7/15/26 — (11,210)

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Small Cap Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 11 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... HSBK Sell 26,219,000 1,493,964 7/15/26 $ — $ (12,761)
Mexican Peso ...... SSBT Sell 21,543,900 1,227,471 7/15/26 — (10,590)
Mexican Peso ...... UBSW Sell 18,963,600 1,080,489 7/15/26 — (9,290)
New Zealand Dollar . JPHQ Buy 1,623,400 952,201 7/15/26 21,331 —
South African Rand .. BOFA Sell 14,507,300 875,167 7/15/26 — (16,304)
South African Rand .. SSBT Buy 6,566,400 396,073 7/15/26 7,431 —
Chinese Yuan ...... HSBK Buy 3,832,500 567,311 8/12/26 2,098 —
Hong Kong Dollar ... BZWS Buy 17,446,700 2,234,363 8/12/26 — (2,608)
Hong Kong Dollar ... CITI Buy 6,736,300 862,760 8/12/26 — (1,062)
Hong Kong Dollar ... GSCO Buy 7,335,400 939,617 8/12/26 — (1,284)
Hong Kong Dollar ... HSBK Buy 4,284,200 548,715 8/12/26 — (686)
Hong Kong Dollar ... SSBT Sell 1,978,900 253,485 8/12/26 347 —
Hong Kong Dollar ... TDOM Buy 5,038,100 645,323 8/12/26 — (857)
Japanese Yen ...... BOFA Buy 221,571,800 1,400,943 8/12/26 950 (2,434)
Japanese Yen ...... BOFA Sell 1,048,609,900 6,745,435 8/12/26 122,360 —
Japanese Yen ...... BZWS Sell 806,460,300 5,187,518 8/12/26 93,872 —
Japanese Yen ...... CITI Buy 22,225,400 140,529 8/12/26 — (152)
Japanese Yen ...... CITI Sell 136,878,600 880,515 8/12/26 15,983 —
Japanese Yen ...... GSCO Buy 16,160,400 102,527 8/12/26 — (457)
Japanese Yen ...... GSCO Sell 430,310,500 2,768,125 8/12/26 50,261 —
Japanese Yen ...... HSBK Buy 229,785,200 1,464,633 8/12/26 153 (13,451)
Japanese Yen ...... HSBK Sell 162,417,300 1,044,797 8/12/26 18,960 —
Japanese Yen ...... JPHQ Sell 279,062,800 1,795,136 8/12/26 32,560 —
Japanese Yen ...... MSCO Buy 787,610,800 5,060,371 8/12/26 — (85,780)
Japanese Yen ...... MSCO Sell 241,748,100 1,554,921 8/12/26 28,027 —
Japanese Yen ...... SSBT Sell 129,260,100 831,466 8/12/26 15,053 —
Japanese Yen ...... TDOM Sell 164,325,500 1,056,994 8/12/26 19,105 —
Japanese Yen ...... UBSW Buy 49,059,500 310,811 8/12/26 — (948)
Japanese Yen ...... UBSW Sell 92,867,400 597,359 8/12/26 10,804 —
New Taiwan Dollar .. BZWS Sell 26,306,800 837,316 8/12/26 4,234 —
New Taiwan Dollar .. HSBK Buy 249,268,800 7,932,686 8/12/26 — (38,853)
New Taiwan Dollar .. SSBT Sell 223,230,700 7,102,472 8/12/26 33,212 —
Singapore Dollar .... GSCO Buy 997,000 791,578 8/12/26 — (6,390)
Singapore Dollar .... JPHQ Buy 4,786,600 3,800,368 8/12/26 — (30,682)
South Korean Won .. BOFA Buy 7,177,345,000 4,915,922 8/12/26 — (148,758)
South Korean Won .. BOFA Sell 3,426,478,000 2,296,921 8/12/26 21,067 —
South Korean Won .. BZWS Sell 3,389,441,000 2,322,855 8/12/26 71,602 —
South Korean Won .. GSCO Buy 11,576,690,700 7,931,685 8/12/26 — (242,493)
South Korean Won .. HSBK Buy 13,426,078,100 9,199,094 8/12/26 — (281,547)
South Korean Won .. JPHQ Sell 6,006,303,900 4,127,990 8/12/26 138,627 —
South Korean Won .. MSCO Sell 26,301,300 18,025 8/12/26 556 —
Total Forward Exchange Contracts ................................................... $2,286,253 $(2,364,354)
Net unrealized appreciation (depreciation) ............................................ $(78,101)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Investment Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
Effective September 30, 2025, Putnam International Capital Opportunities Fund was renamed Putnam International Small Cap
Fund.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam International Small Cap Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.801% ...... $11,951,061 $70,095,068 $(74,146,682) $— $— $7,899,447 7,899,447 $226,683
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.881% ............. $5,330,000 $80,514,223 $(70,818,658) $— $— $15,025,565 15,025,565 $134,601
Total Affiliated Securities ... $17,281,061 $150,609,291 $(144,965,340) $— $— $22,925,012 $361,284
2. Financial Instrument Valuation
(continued)

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam International Small Cap Fund
Assets:
Investments in Securities:
a
Common Stocks :
Australia ............................. $ 6,883,862 $ — $ — $ 6,883,862
Belgium .............................. 4,070,754 — — 4,070,754
Canada .............................. 8,230,324 8,284,644 — 16,514,968
Denmark ............................. 5,338,359 9,141,469 — 14,479,828
France ............................... 8,904,554 27,998,866 — 36,903,420
Germany ............................. — 21,436,114 — 21,436,114
Greece .............................. — 7,434,474 — 7,434,474
Ireland ............................... — 6,780,701 — 6,780,701
Italy ................................. — 5,407,726 — 5,407,726
Japan ............................... 6,914,505 83,203,394 — 90,117,899
Mexico .............................. 6,524,411 — — 6,524,411
Netherlands ........................... 6,004,127 9,270,877 — 15,275,004
South Korea .......................... — 8,279,504 — 8,279,504
Spain ................................ — 7,145,215 — 7,145,215
Switzerland ........................... — 4,688,732 — 4,688,732
United Kingdom ........................ 18,068,905 40,918,557 — 58,987,462
United States .......................... 5,932,652 5,362,851 — 11,295,503
Management Investment Companies ......... 5,988,358 — — 5,988,358
Preferred Stocks ........................ — 4,249,563 — 4,249,563
U.S. Government and Agency Securities ....... — 138,452 — 138,452
Short Term Investments ................... 7,899,447 16,220,150 — 24,119,597
Total Investments in Securities ........... $90,760,258 $265,961,289
b
$— $356,721,547
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,286,253 $— $2,286,253
Total Other Financial Instruments ......... $— $2,286,253 $— $2,286,253
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 2,364,354 $ — $ 2,364,354
Total Other Financial Instruments ......... $— $2,364,354 $— $2,364,354
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $249,602,687, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ETF
Exchange-Traded Fund
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.